Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and consumables	£ 2,056	£ 2,198
Finished goods and work in progress	2,434	2,584
Goods purchased for resale	126	156
Inventories	£ 4,616	£ 4,938